CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 36,999	$ 21,362
Short-term investments	36,001
Restricted deposit	198	95
Accounts receivable		83
Inventory	316	105
Prepaid expenses and other current assets	958	396
TOTAL CURRENT ASSETS	74,472	22,041
NON-CURRENT ASSETS
Property and equipment, net	805	741
Restricted deposit	29	24
Other non-current assets	244	250
TOTAL ASSETS	75,550	23,056
CURRENT LIABILITIES:
Accounts payable and accrued expenses	4,435	1,880
Employee related accrued expenses	1,950	687
Deferred revenues	650
Proceeds from exercise of warrants for preferred shares		570
TOTAL CURRENT LIABILITIES	7,035	3,137
NON-CURRENT LIABILITIES
Warrants for preferred shares		3,612
COMMITMENTS AND CONTINGENCIES (Note 6)
TOTAL LIABILITIES	7,035	6,749
SHAREHOLDERS’ EQUITY:
Ordinary shares, NIS 0.01 par value; 100,000,000 and 17,600,000 shares authorized at December 31, 2017 and 2016, respectively; 13,751,390 and 2,305,743 shares issued and outstanding as of December 31, 2017 and 2016, respectively	37	6
Additional paid-in capital	115,692	43,502
Accumulated deficit	(47,214)	(27,214)
TOTAL SHAREHOLDERS’ EQUITY	68,515	16,307
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 75,550	23,056
Series A and A-1 Preferred Shares
SHAREHOLDERS’ EQUITY:
Series A and A-1 preferred shares, NIS 0.01 par value: 0 and 14,400,000 shares authorized at December 31, 2017 and 2016, respectively; 0 and 5,193,427 shares issued and outstanding at December 31, 2017 and 2016, respectively		$ 13